Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Asset In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 10,033,251	R$ 9,330,317
Transfers from contract assets	1,888,949	1,332,118
Other transfers	3
Transfers to other receivables		(955)
Amortization of quotas - concession and authorization	(631,106)	(564,252)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,430)	(10,483)
Loss on disposal	(78,722)	(53,494)
Intangible assets, ending	11,201,945	10,033,251
Special Liabilities In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	(2,775,424)	(2,734,133)
Transfers from contract assets	(273,071)	(194,794)
Other transfers
Transfers to other receivables
Amortization of quotas - concession and authorization	163,877	153,503
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal
Intangible assets, ending	(2,884,618)	(2,775,424)
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	7,257,827	6,596,184
Transfers from contract assets	1,615,878	1,137,324
Other transfers	3
Transfers to other receivables		(955)
Amortization of quotas - concession and authorization	(467,229)	(410,749)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,430)	(10,483)
Loss on disposal	(78,722)	(53,494)
Intangible assets, ending	R$ 8,317,327	R$ 7,257,827